Equity - Schedule of Convertible Preferred Shares (Details) - shares		9 Months Ended	12 Months Ended
		Sep. 30, 2020	Dec. 31, 2019
Class of Stock [Line Items]
Number of underlying Common Stock		2,253,874	677,342
Series B Convertible Preferred Stock [Member]
Class of Stock [Line Items]
Number of Preferred Stock		17,303
Number of underlying Common Stock	[1]	2,220,552	555,138
Series C Convertible Preferred Stock [Member]
Class of Stock [Line Items]
Number of Preferred Stock		2,343
Number of underlying Common Stock		33,322	122,204

[1]	Including the shares of common stock the holders of Series B Convertible Preferred Stock are entitled to receive as cumulative dividends at the rate per share of 15% per annum of the stated value for five years, payable in cash or common stock, at the Company's discretion, but excluding effect of future conversion price adjustment, if any.